Leases - Maturities of operating liabilities excluding short-term leases (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Operating leases
2023	$ 87,822
2024	62,361
2025	49,777
2026	41,455
2027	27,901
Thereafter	64,274
Total minimum lease payments	333,590
Less: interest expense	(51,132)
Present value of lease obligations	282,458
Less: current lease obligations	(74,299)
Long-term portion of lease obligations	$ 208,159